FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of financial assets (liabilities) measured at fair value on a recurring basis	The following table presents financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2020 and 2019. Derivative contracts are reported as a net position by contract type, and not based on master netting arrangements.
(in thousands)
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2020
Mortgage-backed securities	$-	$3,726,895	$-
Interest rate swaps	-	(24,704)	-
Interest rate swaptions	-	9,703	-
TBA securities	-	2,773	-
December 31, 2019
Mortgage-backed securities	$-	$3,590,921	$-
Interest rate swaps	-	(20,146)	-
TBA securities	-	(512)	-